BMW Vehicle Lease Trust 2016-2

Collection Period Ending:	6/30/17
Previous Payment Date:	6/20/17
Current Payment Date:	7/20/17
Accrued Interest Days (30/360):  30
Accrued Interest Days (act/360):  30

Balances

	Initial	Beginning of Period	End of Period
Aggregate Securitization Value	$1,189,061,631.70	$993,992,298.70	$963,569,784.96
Aggregate Discounted ALG Residual Value	$728,813,955.59	$706,355,559.86	$693,828,016.63
Reserve Fund	$2,972,654.08	$2,972,654.08	$2,972,654.08

Notes
Class A-1 Notes	$120,000,000.00	-	-
Class A-2 Notes	$440,000,000.00	$339,366,674.18	$308,944,160.44
Class A-3 Notes	$350,000,000.00	$350,000,000.00	$350,000,000.00
Class A-4 Notes	$90,000,000.00	$90,000,000.00	$90,000,000.00
	$1,000,000,000.00	$779,366,674.18	$748,944,160.44

Overcollateralization	$189,061,631.70		$214,625,624.52

Current Collection Period

Beginning Securitization Value	$993,992,298.70
Principal Reduction Amount	30,422,513.74
Ending Securitization Value	$963,569,784.96

First Priority Principal
Aggregate Outstanding Note Balance (Beginning of Period)	$779,366,674.18
Aggregate Securitization Value (End of Period)	$963,569,784.96
First Priority Principal Distribution Amount	-

Target Note Balance	$748,944,160.44
Target Overcollateralization Amount	$214,625,624.52
Target Overcollateralization Percentage	18.05%

Determination of Available Funds
Collections

Monthly Payments (net of Daily Advance Reimbursements)*	$18,681,478.14
Reallocation Payment	128,938.94
Sale Proceeds	3,936,867.28
Termination Proceeds	13,796,555.82
Recovery Proceeds	34,774.65
Total Collections	$36,578,614.83

Advances
Monthly Payment Advance	$1,373,660.74
Sales Proceeds Advance	-
Total Advances	$1,373,660.74
Optional Purchase Price	0.00
Net Investment Earnings on SUBI Collection Account	-
Total Available Funds	$37,952,275.57

Collection Account

Total Available Funds	$37,952,275.57
Withdrawals from SUBI Collection Account
Payment Date Advance Reimbursement	1,370,528.88
Servicing Fees	828,326.92
Note Distribution Account (Interest Due)	882,684.17
Note Distribution Account (First Priority Principal Distribution Amount)	-
Reserve Fund Deposit	-
Note Distribution Account (Regular Principal Distribution Amount)	30,422,513.74
Amounts paid to Indenture Trustee, Owner Trustee and Asset Representations Reviewer (subject to annual cap)	-
Amounts paid to Indenture Trustee, Owner Trustee and Asset Representations Reviewer (not subject to annual cap)	-
Certificate Distribution Account (any remaining payments)	4,448,221.86
Total Distributions from SUBI Collection Account	$37,952,275.57

Servicer Advance Amounts

Beginning Period Unreimbursed Servicer Advance	$1,538,344.72
Current Period Monthly Payment Advance	1,373,660.74
Current Period Sales Proceeds Advance	-
Current Reimbursement of Previous Servicer Advance	1,370,528.88
Ending Period Unreimbursed Previous Servicer Advances	$1,541,476.58

Note Distribution Account

Amount Deposited from the Collection Account	$31,305,197.91
Amount Deposited from the Reserve Fund	-
Amount Paid to Noteholders	$31,305,197.91

Payments to Indenture Trustee, Owner Trustee and Asset Representations Reviewer

Indenture Trustee
Amount due and payable to Indenture Trustee before giving effect to payments on current Payment Date:	-
Amount due and payable to Indenture Trustee after giving effect to payments on current Payment Date:	-

Owner Trustee
Amount due and payable to Owner Trustee before giving effect to payments on current Payment Date:	-
Amount due and payable to Owner Trustee after giving effect to payments on current Payment Date:	-

Asset Representations Reviewer Trustee
Amount due and payable to Asset Representations Reviewer before giving effect to payments on current Payment Date:	-
Amount due and payable to Asset Representations Reviewer after giving effect to payments on current Payment Date:	-

Distributions

Priority Principal
Aggregate Outstanding Note Principal	$779,366,674.18

Monthly Principal Distributable Amount	First Priority Principal	Current Payment	Total Payment	Ending Balance	Per $1,000	Note Factor

Class A-1 Notes	-	-	-	-	-	-
Class A-2 Notes	-	$30,422,513.74	$30,422,513.74	$308,944,160.44	69	0.70
Class A-3 Notes	-	-	-	$350,000,000.00	-	1.00
Class A-4 Notes	-	-	-	$90,000,000.00	-	1.00
	-	$30,422,513.74	$30,422,513.74	$748,944,160.44

Interest Distributable Amount		Interest Rate	Current Payment	Per $1,000

Class A-1 Notes		0.72000%	-	0.00
Class A-2 Notes		1.23000%	$347,850.84	0.79
Class A-3 Notes		1.43000%	$417,083.33	1.19
Class A-4 Notes		1.57000%	$117,750.00	1.31
			$882,684.17

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Current Period Carryover

Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Reserve Fund

Beginning Period Required Amount	$2,972,654.08
Beginning Period Amount	2,972,654.08
Current Period Deposit	-
Net Investment Earnings	1,889.39
Reserve Fund Draw Amount	-
Release to Certificateholder	1,889.39
Ending Period Required Amount	2,972,654.08
Ending Period Amount	$2,972,654.08

Pool Characteristics

	Initial	End of Period
Number of Specified Leases	31,487	28,239
Weighted Average Remaining Term	25.00	17.20
Weighted Average Original Term	36.00	35.76
Weighted Average Seasoning	11.00	18.57

	Units	Securitization Value

Early Terminations	112	$3,380,338.97
Scheduled Terminations	509	$13,546,128.08

Residual Value Losses for the Current Period	Beginning	Current Period	Cumulative
Sales and Termination Proceeds	$63,666,149.20	$16,729,943.78	$80,396,092.98
ALG Residual Values	54,232,308.93	15,829,737.88	70,062,046.81
Residual Value Loss / (Gain)		$(900,205.90)	$(10,334,046.17)

Cumulative Residual Value Loss / (Gain) as of the end of the prior period			$(9,433,840.27)
Cumulative Residual Value Loss / (Gain) as of the end of the 2nd preceding period			$(8,641,991.56)
Cumulative Residual Value Loss / (Gain) as of the end of the 3rd preceding period			$(7,949,021.59)

Delinquencies as of the end of the current period	Units	Securitization Value	Percentage
31-60 Days Delinquent	70	2,382,080.72	0.25%
61-90 Days Delinquent	19	658,527.86	0.07%
91-120 Days Delinquent	3	84,446.85	0.01%
121 - 150 Days Delinquent	3	85,908.14	0.01%
151 Days or More Delinquent	1	60,079.89	0.01%

Total 30+ Days Past Due as of the end of the current period	96	$3,271,043.46	0.34%
Total 60+ Days Past Due as of the end of the current period	26	$888,962.74	0.09%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period			0.31%
Total 30+ Days Past Due as of the end of the 2nd preceding period			0.28%
Total 30+ Days Past Due as of the end of the 3rd preceding period			0.29%

Credit Losses as of the end of the current period	Units	Dollar Amount
Gross Credit Losses	8	72,575.18
Recoveries	6	18,273.43
Net Credit Losses		54,301.75
Cumulative Net Credit Losses	44	$295,066.97
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.03%
Charge Off Rate ***		0.02%
Average of Net Credit Losses ****		$6,706.07

Historical Loss Information
Credit Losses as of the end of the prior period	Units	Dollar Amount
Gross Credit Losses	13	100,224.78
Recoveries	10	12,433.57
Net Credit Losses		87,791.21
Cumulative Net Credit Losses	36	$240,765.22
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.02%
Charge Off Rate ***		0.02%
Average of Net Credit Losses ****		6,687.92

Credit Losses as of the end of the 2nd preceding period	Units	Dollar Amount
Gross Credit Losses	6	48,703.37
Recoveries	4	4,054.04
Net Credit Losses		44,649.33
Cumulative Net Credit Losses	23	$152,974.01
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.01%
Charge Off Rate ***		0.01%
Average of Net Credit Losses ****		6,651.04

Credit Losses as of the end of the 3rd preceding period	Units	Dollar Amount
Gross Credit Losses	6	61,892.59
Recoveries	3	1,785.58
Net Credit Losses		60,107.01
Cumulative Net Credit Losses	17	$108,324.68
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.01%
Charge Off Rate ***		0.01%
Average of Net Credit Losses ****		6,372.04

* Includes Pull Ahead amounts
** Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value is calculated by dividing the Cumulative Net Credit Losses by the Avg Aggregate Sec Value for the period.
Avg Aggregate Sec Value for a period is equal to the average of the Beginning Securitization Value and the Ending Securitization Value for such period.
*** Charge Off Rate is calculated by dividing Cumulative Net Credit Losses by Initial Aggregate Securitization Value as of the Cut-off date.
**** Average of Net Credit Losses is calculated by dividing Cumulative Net Credit Losses by the aggregate number of Leases that have experienced a net credit loss.